Subsequent Events - Additional Information (Detail) $ in Thousands		1 Months Ended	12 Months Ended
	May 07, 2021	Nov. 30, 2021 USD ($) ft²	Dec. 31, 2021 USD ($)
Subsequent Event [Line Items]
Stock split ratio	11.5869
California | Office Space | Scenario Forecast
Subsequent Event [Line Items]
Area of real estate availed on lease | ft²		5,000
Operating lease term		3 years
Operating lease, rent expense		$ 288
Percentage of increase in rent annually		3.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock split ratio	11.5869
Subsequent Event [Member] | Amplyx Agreement [Member]
Subsequent Event [Line Items]
Upfront Initial Payment			$ 5,000
Aggregate milestone payments obligated to pay based on certain regulatory milestones as per agreement			7,000
Subsequent Event [Member] | Amplyx Agreement [Member] | Novarties [Member]
Subsequent Event [Line Items]
Aggregate milestone payments obligated to pay based on development,regulatory and sales milestones as per agreement			69,000
Subsequent Event [Member] | Loan Agreement [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Debt instrument face amount			50,000
Proceeds from Issuance of Debt			5,000
Debt instrument balance amount available to be drawn at option under the agreement			$ 5,000
Debt instrument maturity date			December 2026
Debt instrument maturity date may be extended period based on certain clinical data milestones			12 months
Debt instrument monthly interest only payments required to pay for period			48 months
Debt instrument monthly interest only payments extension period if final maturity date is extended			60 months
Interest rate			8.254%
Percentage of final payment required to pay upon maturity date or prepayment of loan			5.00%
Percentage of final payment required to pay if maturity date is extended			7.00%